Retirement-Related Benefits - Contributions, Defined Benefit Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total	$ 1,291	$ 1,847
Pension Plans, Including Multi-employer Plans | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 100